9. SHORT-TERM CONVERTIBLE DEBT (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Total Convertible Notes Payable
Convertible notes payable	$ 67	$ 586
Shenghuo
Convertible notes payable	0	513
Auctus
Convertible notes payable	113	0
Eagle
Convertible notes payable	0	26
Adar
Convertible notes payable	0	85
Debt Discount and Issuance Costs to be Amortized
Convertible notes payable	(13)	(9)
Debt Discount Related to Beneficial Conversion
Convertible notes payable	$ (33)	$ (29)